Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Current assets:
Cash and cash equivalents	$ 4,045,381	$ 2,700,724
Current taxation receivable	559,128	781,688
Other receivables	592,195	812,956
Total current assets	5,196,704	4,295,368
Property and Equipment, net	7,216	5,225
Total non-current assets	7,216	5,225
Total assets	5,203,920	4,300,593
Current liabilities:
Trade and other payables	4,262,855	1,306,150
Related party payable	779,191	47,041
Loan payable to related party	2,215,111
Total current liabilities	7,257,157	1,353,191
Total liabilities	7,257,157	1,353,191
Shareholders’ Equity:
Share premium	131,385,892	123,976,510
Share options reserve	3,628,756	2,355,040
Warrants reserve	82,376	53,413
Foreign currency translation reserve	(11,452,542)	(11,011,527)
Retained deficit	(125,697,719)	(112,426,034)
Total shareholders’ equity	(2,053,237)	2,947,402
Total liabilities and shareholders’ equity	$ 5,203,920	$ 4,300,593